Related Parties - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014
Related Party Transaction [Line Items]
Amount payable to TRC	$ 26,039	$ 0
Total cash services and reimbursed expenses	347,927
Two River Consulting Llc
Related Party Transaction [Line Items]
Related party transactions total billed amount for services rendered	309,330
Amount payable to TRC	$ 55,000